Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year (a)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO (b)($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs (b)($)	Value of Initial Fixed $100 Investment Based On (c):		Net Income (in millions) ($)	AFFO Per Share (e)($)
					TSR ($)	Peer Group TSR (d)($)
2022	12,450,777	(23,064,859)	4,159,022	(3,640,624)	105.39	100.62	1,675	7.38
2021	14,553,510	40,841,701	4,453,786	11,341,359	156.16	134.06	1,096	6.95
2020	17,999,135	30,135,430	5,521,035	9,232,300	115.61	94.88	1,056	6.78

Company Selected Measure Name	AFFO per share
Named Executive Officers, Footnote [Text Block]	The PEO for all reporting years was Jay A. Brown. The non-PEO NEOs for the applicable years were as follows:
•    2022: Daniel K. Schlanger, Michael J. Kavanagh, Christopher D. Levendos and Catherine Piche.
•    2021: Daniel K. Schlanger, Michael J. Kavanagh, Kenneth J. Simon, Christopher D. Levendos and Robert C. Ackerman.
•    2020: Daniel K. Schlanger, Robert C. Ackerman, Kenneth J. Simon, Christopher D. Levendos and James D. Young.

Peer Group Issuers, Footnote [Text Block]	The peer group used for purposes of this disclosure in each covered year is the FTSE NAREIT All Equity REITs Index.
PEO Total Compensation Amount	$ 12,450,777	$ 14,553,510	$ 17,999,135
PEO Actually Paid Compensation Amount	$ (23,064,859)	40,841,701	30,135,430
Adjustment To PEO Compensation, Footnote [Text Block]	See CAP Reconciliation Table below for information on adjustments made to the applicable total compensation disclosed in the Summary Compensation Table.
CAP Reconciliation Table

	2022		2021		2020
	PEO ($)	Average for Other NEOs ($)	PEO ($)	Average for Other NEOs ($)	PEO ($)	Average for Other NEOs ($)
Summary Compensation Table Total	12,450,777	4,159,022	14,553,510	4,453,786	17,999,135	5,521,035
Adjustments
Deduct: Reported value of equity awards(a)	(8,739,976)	(2,716,863)	(10,504,164)	(2,919,983)	(14,397,619)	(4,110,967)
Add: Year end fair value of outstanding equity awards granted in covered year	5,571,608	1,731,958	15,297,424	4,252,427	13,244,222	3,784,062
Add: Change in fair value of outstanding equity awards granted in prior years and unvested at year end	(26,050,018)	(5,537,606)	18,685,093	4,791,205	8,625,669	2,714,164
Add: Change in vesting date fair value of equity awards granted in prior years that vested in covered year	(5,966,179)	(1,249,038)	759,162	227,065	3,339,666	906,334
Subtract: Fair value at end of prior year of equity awards that failed to meet vesting conditions in covered year	—	—	—	—	272,230	71,609
Add: Value of dividends paid during the covered year on outstanding and unvested equity awards not otherwise reflected(b)	(331,071)	(28,098)	2,050,676	536,859	1,596,587	489,280
Total Adjustments(c)	(35,515,636)	(7,799,647)	26,288,191	6,887,573	12,136,295	3,711,264
Compensation Actually Paid	(23,064,859)	(3,640,624)	40,841,701	11,341,359	30,135,430	9,232,300

(a)Represents the grant date fair value of equity awards reflected in the "Stock Awards" columns in the Summary Compensation Table for the covered year.
(b)Represents dividend equivalents accrued during the applicable year, as adjusted for the number of RSUs projected to be earned as of the end of each such year. The Company does not pay dividend equivalents prior to the vesting of RSUs, and payment of such amounts are in all cases contingent on the vesting of the underlying RSUs.
(c)No awards vested in the year in which they were granted.

Non-PEO NEO Average Total Compensation Amount	$ 4,159,022	4,453,786	5,521,035
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,640,624)	11,341,359	9,232,300
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	See CAP Reconciliation Table below for information on adjustments made to the applicable total compensation disclosed in the Summary Compensation Table.
CAP Reconciliation Table

	2022		2021		2020
	PEO ($)	Average for Other NEOs ($)	PEO ($)	Average for Other NEOs ($)	PEO ($)	Average for Other NEOs ($)
Summary Compensation Table Total	12,450,777	4,159,022	14,553,510	4,453,786	17,999,135	5,521,035
Adjustments
Deduct: Reported value of equity awards(a)	(8,739,976)	(2,716,863)	(10,504,164)	(2,919,983)	(14,397,619)	(4,110,967)
Add: Year end fair value of outstanding equity awards granted in covered year	5,571,608	1,731,958	15,297,424	4,252,427	13,244,222	3,784,062
Add: Change in fair value of outstanding equity awards granted in prior years and unvested at year end	(26,050,018)	(5,537,606)	18,685,093	4,791,205	8,625,669	2,714,164
Add: Change in vesting date fair value of equity awards granted in prior years that vested in covered year	(5,966,179)	(1,249,038)	759,162	227,065	3,339,666	906,334
Subtract: Fair value at end of prior year of equity awards that failed to meet vesting conditions in covered year	—	—	—	—	272,230	71,609
Add: Value of dividends paid during the covered year on outstanding and unvested equity awards not otherwise reflected(b)	(331,071)	(28,098)	2,050,676	536,859	1,596,587	489,280
Total Adjustments(c)	(35,515,636)	(7,799,647)	26,288,191	6,887,573	12,136,295	3,711,264
Compensation Actually Paid	(23,064,859)	(3,640,624)	40,841,701	11,341,359	30,135,430	9,232,300

(a)Represents the grant date fair value of equity awards reflected in the "Stock Awards" columns in the Summary Compensation Table for the covered year.
(b)Represents dividend equivalents accrued during the applicable year, as adjusted for the number of RSUs projected to be earned as of the end of each such year. The Company does not pay dividend equivalents prior to the vesting of RSUs, and payment of such amounts are in all cases contingent on the vesting of the underlying RSUs.
(c)No awards vested in the year in which they were granted.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Company TSR. As discussed in "IV. Executive Compensation—Compensation Discussion and Analysis," the long-term incentive component of compensation represents the largest portion of the total compensation program for our executives. The majority of long-term incentives are comprised of Performance RSUs that are tied to the Company's TSR (either absolute or relative to a comparator group). The graph below shows the general alignment between Mr. Brown's CAP and the average CAP for the Company's other NEOs as a group ("Other NEOs Average CAP") as compared to the returns experienced by our stockholders over the three-year period.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Net Income. As shown in the graph below, the Company's net income has improved over the specified three-year period; however, Mr. Brown's CAP and the Other NEOs Average CAP have fluctuated over the same period. This is due in large part to the fact that the Company does not use net income as a performance metric for any component of the executives' compensation. Accordingly, there is no observed relationship between CAP and net income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid vs. AFFO per Share. As discussed in "IV. Executive Compensation—Compensation Discussion and Analysis," AFFO per share is one of two financial performance metrics the Company uses to determine the Annual Incentives. However, as a result of the Company's relative emphasis on long-term incentives as compared to short-term incentives, the impact of AFFO per share improvement on executive compensation can be diminished or completely outweighed in some years. As shown below, despite AFFO per share increases in each of the years presented, significant decreases in the value of outstanding RSUs caused CAP to decrease materially in 2022.

Total Shareholder Return Vs Peer Group [Text Block]
Company TSR vs. Peer Group TSR. As shown in the following graph, the Company's cumulative TSR over the three-year period presented outperformed the FTSE NAREIT All Equity REIT Index cumulative TSR. The Company selected this index as its peer group for purposes of the Pay Versus Performance Table, in accordance with the provisions of Item 402(v) of Regulation S-K. The Company does not use FTSE NAREIT All Equity REIT Index to gauge executive compensation elements or determine the satisfaction of vesting conditions for performance-based awards. For a discussion of the peer groups used by the Company for executive compensation purposes, see "IV. Executive Compensation—Compensation Discussion and Analysis."

Tabular List [Table Text Block]	Adjusted EBITDA •AFFO per share •Absolute TSR •Relative TSR
Total Shareholder Return Amount	$ 105.39	156.16	115.61
Peer Group Total Shareholder Return Amount	100.62	134.06	94.88
Net Income (Loss)	$ 1,675,000,000	$ 1,096,000,000	$ 1,056,000,000
Company Selected Measure Amount | $ / shares	7.38	6.95	6.78
PEO Name	Jay A. Brown	Jay A. Brown	Jay A. Brown
Additional 402(v) Disclosure [Text Block]	Assumes an initial investment of $100.00 on December 31, 2019 and dividend reinvestment.
Alignment Analysis
As discussed in "IV. Executive Compensation—Compensation Discussion and Analysis," equity awards represent the largest component of our total compensation program for executives. As a result, fluctuations in our stock price can have a meaningful impact on CAP. This impact is magnified by the Company's selection of TSR (both on absolute and relative basis) as a performance criteria for a large portion of such equity awards. As a result, year-over-year Company stock price fluctuations can have a material impact on the projected level of vesting of our Absolute TSR Performance RSUs and Relative TSR Performance RSUs. In 2022, our stock price decreased along with the broader equity market. This generally resulted in (1) a decline in the overall value of all outstanding Time RSUs and Performance RSUs; and (2) the value of Performance RSUs held by our NEOs at the end of 2022 being significantly lower than the value of such RSUs at the beginning of 2022. These factors were sufficiently significant in 2022 as to cause a negative CAP for Mr. Brown and the other NEOs.
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationship between CAP and the financial metrics presented in the Pay versus Performance Table. The graphs depicted below and related text are (1) based on historical data and are not necessarily indicative of future performance and (2) not to be incorporated by reference into the Company's filings with the SEC, whether made before or after the date hereof, except to the extent that the Company specifically incorporates such disclosure by reference.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	The Company has selected AFFO per share as the company-selected measure for purposes of this disclosure. We define Adjusted Funds from Operations ("AFFO") per share as AFFO divided by diluted weighted-average common shares outstanding. We define AFFO as Funds from Operations ("FFO") before straight-lined revenues, straight-lined expenses, stock-based compensation expense, non-cash portion of tax provision, non-real estate related depreciation, amortization and accretion, amortization of non-cash interest expense, other (income) expense, (gains) losses on retirement of long-term obligations, net (gain) loss on interest rate swaps, (gains) losses on foreign currency swaps, impairment of available-for-sale securities, acquisition and integration costs, restructuring charges (credits), cumulative effect of a change in accounting principle and adjustments for noncontrolling interests, less sustaining capital expenditures. We define FFO as net income (loss) plus real estate related depreciation, amortization and accretion and asset write-down charges, less noncontrolling interest and cash paid for preferred stock dividends (in periods where applicable), and is a measure of funds from operations attributable to the Company's common stockholders.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	AFFO per share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Absolute TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (35,515,636)	$ 26,288,191	$ 12,136,295
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,739,976)	(10,504,164)	(14,397,619)
PEO [Member] | Equity Awards Granted During the Year, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,571,608	15,297,424	13,244,222
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(26,050,018)	18,685,093	8,625,669
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,966,179)	759,162	3,339,666
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	272,230
PEO [Member] | Equity Awards, Value of Dividends Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(331,071)	2,050,676	1,596,587
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,799,647)	6,887,573	3,711,264
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,716,863)	(2,919,983)	(4,110,967)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,731,958	4,252,427	3,784,062
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,537,606)	4,791,205	2,714,164
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,249,038)	227,065	906,334
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	71,609
Non-PEO NEO [Member] | Equity Awards, Value of Dividends Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (28,098)	$ 536,859	$ 489,280